4 SEGMENTED INFORMATION: Schedule of geographically segmented non-current assets (Tables)	12 Months Ended
Dec. 31, 2018
Tables/Schedules
Schedule of geographically segmented non-current assets
	December 31, 2018	December 31, 2017

United States	$ 4,978,846	$ 5,950,539
Ireland	1,281,621	1,386,645
International	1,827,280	1,194,119
Total	$ 8,087,747	$ 8,531,303